Receivables (Tables)	6 Months Ended
Jun. 30, 2017
Receivables [Abstract]
Summary of Financing Receivables

A summary of financing receivables as of June 30, 2017 and December 31, 2016 is as follows:

	June 30, 2017	December 31, 2016
	(in millions)
Retail	$9,617	$9,949
Wholesale	9,257	8,583
Other	65	130
Total	$18,939	$18,662

Summary of Aging of Receivables

The aging of financing receivables as of June 30, 2017 and December 31, 2016 is as follows (in millions):

	June 30, 2017
	30-59 Days Past Due	60-90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
NAFTA	$29	$10	$—	$39	$6,854	$6,893	$17	$6,910
EMEA	4	1	4	9	322	331	—	331
LATAM	67	—	—	67	1,617	1,684	58	1,742
APAC	2	1	—	3	631	634	—	634
Total Retail	$102	$12	$4	$118	$9,424	$9,542	$75	$9,617
Wholesale
NAFTA	$—	$—	$—	$—	$3,551	$3,551	$32	$3,583
EMEA	18	3	—	21	4,592	4,613	12	4,625
LATAM	—	—	—	—	555	555	—	555
APAC	1	—	1	2	492	494	—	494
Total Wholesale	$19	$3	$1	$23	$9,190	$9,213	$44	$9,257

	December 31, 2016
	30-59 Days Past Due	60-90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
NAFTA	$27	$—	$—	$27	$7,172	$7,199	$32	$7,231
EMEA	—	—	—	—	348	348	—	348
LATAM	14	—	—	14	1,662	1,676	73	1,749
APAC	1	—	—	1	620	621	—	621
Total Retail	$42	$—	$—	$42	$9,802	$9,844	$105	$9,949
Wholesale
NAFTA	$—	$—	$—	$—	$3,591	$3,591	$39	$3,630
EMEA	29	2	—	31	3,847	3,878	23	3,901
LATAM	—	—	—	—	594	594	2	596
APAC	2	—	6	8	448	456	—	456
Total Wholesale	$31	$2	$6	$39	$8,480	$8,519	$64	$8,583

Allowance for Credit Losses Activity

Allowance for credit losses activity for the three and six months ended June 30, 2017 and 2016 is as follows:

	Three Months Ended June 30, 2017
	Retail	Wholesale	Other	Total
Opening balance	$371	$209	$—	$580
Provision	16	1	—	17
Charge-offs, net of recoveries	(23)	(3)	—	(26)
Foreign currency translation and other	8	18	—	26
Ending balance	372	225	—	597

	Six Months Ended June 30, 2017
	Retail	Wholesale	Other	Total
Opening Balance	$374	$200	$—	$574
Provision	29	7	—	36
Charge-offs, net of recoveries	(42)	(5)	—	(47)
Foreign Currency Translation and Other	11	23	—	34
Ending Balance	372	225	—	597
Ending Balance: Individually Evaluated for Impairment	195	172	—	367
Ending Balance: Collectively Evaluated for Impairment	177	53	—	230
Receivables:
Ending Balance	9,617	9,257	65	18,939
Ending Balance: Individually Evaluated for Impairment	358	496	—	854
Ending Balance: Collectively Evaluated for Impairment	$9,259	$8,761	$65	$18,085

	Three Months Ended June 30, 2016
	Retail	Wholesale	Other	Total
Opening balance	$405	$176	$—	$581
Provision	16	19	—	35
Charge-offs, net of recoveries	(20)	(4)	—	(24)
Foreign currency translation and other	3	(3)	—	—
Ending balance	404	188	—	592

	Six Months Ended June 30, 2016
	Retail	Wholesale	Other	Total
Opening balance	$394	$158	$—	$552
Provision	28	30	—	58
Charge-offs, net of recoveries	(38)	(6)	—	(44)
Foreign currency translation and other	20	6	—	26
Ending balance	404	188	—	592
Ending balance: Individually evaluated for impairment	188	144	—	332
Ending balance: Collectively evaluated for impairment	216	44	—	260
Receivables:
Ending balance	10,128	8,930	58	19,116
Ending balance: Individually evaluated for impairment	365	578	—	943
Ending balance: Collectively evaluated for impairment	$9,763	$8,352	$58	$18,173

Allowance for credit losses activity for the year ended December 31, 2016 is as follows:

	December 31, 2016
	Retail	Wholesale	Other	Total
Opening balance	$394	$158	$—	$552
Provision	52	60	—	112
Charge-offs, net of recoveries	(82)	(14)	—	(96)
Foreign currency translation and other	10	(4)	—	6
Ending balance	374	200	—	574
Ending balance: Individually evaluated for impairment	179	149	—	328
Ending balance: Collectively evaluated for impairment	195	51	—	246
Receivables:
Ending balance	9,949	8,583	130	18,662
Ending balance: Individually evaluated for impairment	317	491	—	808
Ending balance: Collectively evaluated for impairment	$9,632	$8,092	$130	$17,854

Summary of Financing Receivable Impairment

Financing receivables are considered impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms. Receivables reviewed for impairment generally include those that are either past due, have provided bankruptcy notification, or require significant collection efforts. Impaired receivables are generally classified as non-performing.

	June 30, 2017				December 31, 2016
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment
	(in millions)
With no related allowance
Retail
NAFTA	$—	$—	$—	$—	$—	$—	$—	$—
EMEA	$112	$112	$—	$104	$90	$90	$—	$74
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$—	$—	$—	$—	$—	$—	$—	$—
Wholesale
NAFTA	$—	$—	$—	$—	$—	$—	$—	$—
EMEA	$—	$—	$—	$—	$—	$—	$—	$—
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$—	$—	$—	$—	$—	$—	$—	$—
With an allowance recorded
Retail
NAFTA	$42	$40	$22	$45	$31	$30	$18	$31
EMEA	$164	$164	$153	$173	$171	$171	$143	$195
LATAM	$38	$38	$18	$39	$23	$23	$17	$23
APAC	$2	$2	$2	$2	$2	$2	$1	$2
Wholesale
NAFTA	$34	$34	$2	$38	$44	$43	$4	$46
EMEA	$435	$435	$153	$420	$420	$420	$131	$378
LATAM	$27	$18	$17	$27	$22	$15	$12	$18
APAC	$—	$—	$—	$3	$5	$5	$2	$18
Total
Retail	$358	$356	$195	$363	$317	$316	$179	$325
Wholesale	$496	$487	$172	$488	$491	$483	$149	$460

Carrying Amount of Restricted Assets Included In Financing Receivables

At June 30, 2017 and December 31, 2016, the carrying amount of such restricted assets included in financing receivables above are the following (in millions):

	Restricted Receivables
	June 30, 2017	December 31, 2016
Retail note and finance lease receivables	$6,962	$7,140
Wholesale receivables	6,592	6,445
Total	$13,554	$13,585